TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

(Unaudited)

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS(a) — 1.9% of Net Assets
	Biotechnology — 1.4%
140,000	Amphivena Therapeutics, Inc. Series B, 6.00% (Restricted) (b)	$2,100,000
225,416	Amphivena Therapeutics, Inc. Series C, 6.00% (Restricted) (b)	808,848
343,919	Arkuda Therapeutics, Inc. Series A, 6.00% (Restricted) (b)	818,183
398,616	Decipher Biosciences, Inc. Series II, 8.00% (Restricted) (b)	601,910
396,284	Decipher Biosciences, Inc. Series III, 8.00% (Restricted) (b)	860,729
117,704	Oculis SA, Series B2 (Restricted) (b) (c)	1,012,610
1,153,847	Rainier Therapeutics, Inc. Series A, 6.00% (Restricted) (b)	115
668,449	Rainier Therapeutics, Inc. Series B, 6.00% (Restricted) (b)	67
90,000	Trillium Therapeutics, Inc. Series II (c)	92,700
		6,295,162
	Health Care Equipment & Supplies (Restricted)(b) — 0.2%
951,000	IlluminOss Medical, Inc. Series AA, 8.00%	792,659
895,848	IlluminOss Medical, Inc. Junior Preferred, 8.00%	90
71,324	IlluminOss Medical, Inc. Warrants (expiration 03/31/27, exercise price $1.00)	0
59,426	IlluminOss Medical, Inc. Warrants (expiration 09/06/27, exercise price $1.00)	0
23,771	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
47,542	IlluminOss Medical, Inc. Warrants (expiration 01/11/28, exercise price $1.00)	0
47,542	IlluminOss Medical, Inc. Warrants (expiration 02/06/28, exercise price $1.00)	0
46,462	IlluminOss Medical, Inc. Warrants (expiration 01/29/29, exercise price $1.00)	0
12,964	IlluminOss Medical, Inc. Warrants (expiration 04/29/29, exercise price $1.00)	0
20,470	IlluminOss Medical, Inc. Warrants (expiration 05/13/29, exercise price $1.00)	0
28,301	IlluminOss Medical, Inc. Warrants (expiration 07/02/29, exercise price $1.00)	0
9,250	IlluminOss Medical, Inc. Warrants (expiration 08/29/29, exercise price $1.00)	0
53,690	IlluminOss Medical, Inc. Warrants (expiration 09/27/29, exercise price $1.00)	0
		792,749
	Pharmaceuticals (Restricted)(b) — 0.3%
1,359,927	Curasen Therapeutics, Inc. Series A	1,499,999
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $12,711,964)	8,587,910

PRINCIPAL AMOUNT
CONVERTIBLE NOTES (Restricted)(b) - 0.5% of Net Assets
Biotechnology — 0.1%
$652,728	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 03/31/20	570,767

PRINCIPAL AMOUNT		VALUE
	Health Care Equipment & Supplies — 0.4%
$1,682,973	IlluminOss Medical, Inc. Promissory Notes, 8.00% due 12/31/21	$1,682,973
	TOTAL CONVERTIBLE NOTES (Cost $2,336,580)	2,253,740

SHARES
	COMMON STOCKS AND WARRANTS - 92.5% of Net Assets
	Biotechnology — 68.0%
52,739	AC Immune SA (a) (c)	449,336
74,226	ACADIA Pharmaceuticals, Inc. (a)	3,175,388
37,187	Adaptimmune Therapeutics plc (a) (d)	44,624
7,425	Adynxx, Inc.	9,281
125,737	Alexion Pharmaceuticals, Inc. (a)	13,598,456
60,092	Alkermes plc (a)	1,225,877
22,188	Allakos, Inc. (a)	2,115,848
24,969	Allogene Therapeutics, Inc. (a)	648,695
51,404	Alnylam Pharmaceuticals, Inc. (a)	5,920,199
173,165	Amarin Corp plc (a) (c) (d)	3,712,658
150,081	Amgen, Inc.	36,180,027
112,529	Amicus Therapeutics, Inc. (a)	1,096,032
36,239	AnaptysBio, Inc. (a)	588,884
45,401	Apellis Pharmaceuticals, Inc. (a)	1,390,179
44,550	Aquamed Technologies, Inc. (a) (b)	2,383
36,068	ARCA biopharma, Inc. (a)	205,948
18,027	ARCA biopharma, Inc. Warrants (expiration 07/23/44, exercise price $109.82) (a) (b)	1,442
289,336	Ardelyx, Inc. (a)	2,171,467
13,696	Arena Pharmaceuticals, Inc. (a)	622,072
15,551	Argenx SE (a) (c) (d)	2,496,247
43,326	Arrowhead Pharmaceuticals, Inc. (a)	2,748,168
26,178	Ascendis Pharma A/S (a) (c) (d)	3,641,883
73,485	Atreca, Inc. (a)	1,136,813
37,142	Avrobio, Inc. (a)	747,668
26,592	BeiGene Ltd. (a) (c) (d)	4,407,890
60,000	Bellicum Pharmaceuticals, Inc. (a)	77,400
79,203	Biogen, Inc. (a) (e)	23,501,906
8,928	Biohaven Pharmaceutical Holding Co., Ltd. (a)	486,040
99,217	BioMarin Pharmaceutical, Inc. (a)	8,388,797
33,924	Bluebird Bio, Inc. (a)	2,976,831
40,634	Blueprint Medicines Corp. (a)	3,255,190
12,201	Bridgebio Pharma, Inc. (a)	427,645
47,437	Cellectis S.A. (a) (c) (d)	812,121
158,784	Cidara Therapeutics, Inc. (a)	609,731
48,003	Coherus BioSciences, Inc. (a)	864,294
23,648	CRISPR Therapeutics AG (a) (c)	1,440,281
32,636	CymaBay Therapeutics, Inc. (a)	63,967
19,036	Deciphera Pharmaceuticals, Inc. (a)	1,184,801
27,700	Dermira, Inc. (a)	419,932
49,733	Editas Medicine, Inc. (a)	1,472,594
6,118	Eidos Therapeutics, Inc. (a)	351,112
119,383	Epizyme, Inc. (a)	2,936,822
45,590	Esperion Therapeutics, Inc. (a)	2,718,532
146,366	Exelixis, Inc. (a)	2,578,969

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
59,161	Fate Therapeutics, Inc. (a)	$1,157,781
67,921	FibroGen, Inc. (a)	2,913,132
58,333	Galera Therapeutics, Inc. (a)	767,662
87,525	Galera Therapeutics, Inc. (Restricted) (a) (b)	1,036,649
5,138	Genmab A/S (a) (c) (d)	114,732
508,084	Gilead Sciences, Inc.	33,015,298
47,382	Global Blood Therapeutics, Inc. (a)	3,766,395
103,589	Incyte Corp. (a)	9,045,391
56,227	Insmed, Inc. (a)	1,342,701
14,034	Intellia Therapeutics, Inc. (a)	205,879
13,082	Intercept Pharmaceuticals, Inc. (a)	1,621,121
75,143	Ionis Pharmaceuticals, Inc. (a)	4,539,389
85,305	Iovance Biotherapeutics, Inc. (a)	2,361,242
11,225	Ligand Pharmaceuticals, Inc. (a)	1,170,655
16,757	Magenta Therapeutics, Inc. (a)	254,036
6,276	Merus N.V. (a) (c)	88,366
18,261	Molecular Templates, Inc. (a)	255,380
18,805	Myriad Genetics, Inc. (a)	512,060
80,164	Nektar Therapeutics (a)	1,730,340
66,365	Neurocrine Biosciences, Inc. (a)	7,133,574
17,900	Novavax, Inc. (a)	71,242
111,820	Ovid Therapeutics, Inc. (a)	464,053
374,819	Pieris Pharmaceuticals, Inc. (a)	1,356,845
23,821	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	26,441
11,911	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	17,867
59,133	Portola Pharmaceuticals, Inc. (a)	1,412,096
36,274	PTC Therapeutics, Inc. (a)	1,742,240
23,629	Puma Biotechnology, Inc. (a)	206,754
40,173	Ra Pharmaceuticals, Inc. (a)	1,885,319
58,838	Regeneron Pharmaceuticals, Inc. (a)	22,092,492
63,455	Rocket Pharmaceuticals, Inc. (a)	1,444,236
32,514	Rubius Therapeutics, Inc. (a)	308,883
33,741	Sage Therapeutics, Inc. (a)	2,435,763
45,979	Sangamo Therapeutics, Inc. (a)	384,844
61,460	Sarepta Therapeutics, Inc. (a)	7,930,798
97,338	Seattle Genetics, Inc. (a)	11,121,840
193,471	Sutro Biopharma, Inc. (a)	2,128,181
128,573	Trillium Therapeutics, Inc. (a) (c)	132,430
29,770	Ultragenyx Pharmaceutical, Inc. (a)	1,271,477
25,879	uniQure N.V. (a) (c)	1,854,489
11,092	United Therapeutics Corp. (a)	976,983
375,000	Vectivbio Holding AG (Restricted) (a) (b)	296,250
136,405	Vertex Pharmaceuticals, Inc. (a)	29,865,875
46,595	Xencor, Inc. (a)	1,602,402
30,063	Xenon Pharmaceuticals Inc. (a) (c)	394,126
3,523	Y-mAbs Therapeutics, Inc. (a)	110,094
11,502	Zai Lab Ltd. (a) (c) (d)	478,368
15,192	Zymeworks, Inc. (a) (c)	690,628
		308,639,229
	Drug Discovery Technologies — 0.1%
51,160	ImmunoGen, Inc. (a)	261,172

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Health Care Equipment & Supplies — 1.8%
8,700	Axonics Modulation Technologies, Inc. (a)	$241,077
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	726,852
1,348	Guardant Health, Inc. (a)	105,333
8,329	IDEXX Laboratories, Inc. (a)	2,174,952
5,042	Inogen, Inc. (a)	344,520
39,858	NovoCure Ltd. (a)	3,358,834
121,721	Quotient Ltd. (a)	1,157,567
		8,109,135
	Health Care Providers & Services — 0.1%
148,148	InnovaCare, Inc. Escrow Shares (Restricted) (a) (b)	135,763
5,822	Medpace Holdings, Inc. (a)	489,397
		625,160
	Healthcare Services — 0.3%
24,811	Syneos Health, Inc. (a)	1,475,634
	Life Sciences Tools & Services — 8.3%
18,419	Bio-Techne Corp.	4,043,155
83,474	Illumina, Inc. (a)	27,691,665
151,480	Pacific Biosciences of California, Inc. (a)	778,607
45,069	PRA Health Sciences, Inc. (a)	5,009,419
		37,522,846
	Pharmaceuticals — 13.9%
30,541	Acceleron Pharma, Inc. (a)	1,619,284
20,403	Aerie Pharmaceuticals, Inc. (a)	493,141
79,542	Aerpio Pharmaceuticals, Inc. (a)	49,594
72,995	Agios Pharmaceuticals, Inc. (a)	3,485,511
83,058	ArQule, Inc. (a)	1,657,838
30,700	Aurinia Pharmaceuticals, Inc. (a) (c)	621,982
317,800	Avadel Pharmaceuticals plc (a) (d)	2,399,390
149,180	Bristol-Myers Squibb Co.	9,575,864
399,550	Bristol-Myers Squibb Co., CVR 03/31/21 (a) (g)	1,202,646
165,330	Clearside Biomedical, Inc. (a)	479,457
29,100	Endo International plc (a)	136,479
90,238	Foamix Pharmaceuticals Ltd. (a) (c)	300,492
17,210	GW Pharmaceuticals plc (a) (c) (d)	1,799,478
18,458	Heron Therapeutics, Inc. (a)	433,763
112,604	Horizon Therapeutics plc (a)	4,076,265
152,830	Immunomedics, Inc. (a)	3,233,883
34,082	Intra-Cellular Therapies, Inc. (a)	1,169,353
33,846	Jazz Pharmaceuticals plc (a)	5,052,531
4,060	Madrigal Pharmaceuticals, Inc. (a)	369,907
37,350	Medicines Co. (The) (a)	3,172,509
223,996	Milestone Pharmaceuticals, Inc. (a)	3,586,176
24,676	Mirati Therapeutics, Inc. (a)	3,179,749
294,349	Mylan N.V. (a)	5,916,415
5,870	MyoKardia, Inc. (a)	427,835
8,879	Reata Pharmaceuticals, Inc. (a)	1,815,134
26,600	Revance Therapeutics, Inc. (a)	431,718
31,288	Sanofi (c) (d)	1,570,658
34,880	Spectrum Pharmaceuticals, Inc. (a)	126,963
14,218	Tetraphase Pharmaceuticals, Inc. (a)	39,953
39,000	Theravance Biopharma, Inc. (a)	1,009,710

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
1,766	Turning Point Therapeutics, Inc. (a)	$110,004
929,053	Verona Pharma plc (a) (c)	762,987
115,500	Verona Pharma plc (a) (d)	664,125
371,622	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.07) (a) (b) (c)	246
32,285	WaVe Life Sciences Ltd. (a)	258,764
35,975	Zogenix, Inc. (a)	1,875,377
		63,105,181
	TOTAL COMMON STOCKS AND WARRANTS (Cost $321,987,143)	419,738,357
	EXCHANGE TRADED FUNDS - 0.9% of Net Assets
19,326	iShares Nasdaq Biotechnology ETF	2,328,976
19,991	SPDR S&P Biotech ETF	1,901,344
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,492,059)	4,230,320

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 1.7% of Net Assets
$7,474,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $7,474,000, 0.12%, dated 12/31/19, due 01/02/20 (collateralized by U.S. Treasury Note 2.75%, due 09/15/21, market value $7,626,975)	7,474,000
	TOTAL SHORT-TERM INVESTMENT (Cost $7,474,000)	7,474,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 97.5% (Cost $348,001,745)	442,284,327

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) - 1.6% of Net Assets
	Biotechnology — 0.4%
1	Therachon Milestone Interest	1,447,420
	Health Care Equipment & Supplies — 0.0%
1	Therox Milestone Interest	4,604
	Pharmaceuticals — 1.2%
1	Afferent Milestone Interest	249,688
1	Ethismos Research Milestone Interest	0
1	Neurovance Milestone Interest	1,970,762
1	TargeGen Milestone Interest	3,281,354
		5,501,804
	TOTAL MILESTONE INTERESTS (Cost $4,995,390)	6,953,828

The accompanying notes are an integral part of this Schedule of Investments.

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT ($)		VALUE
	CALL OPTION CONTRACTS PURCHASED- 0.0%
48/1,680,000	Biogen, Inc. Jun20 350 Call	$54,720
	TOTAL CALL OPTION CONTRACTS PURCHASED (Premiums paid $247,467)	54,720
	TOTAL INVESTMENTS - 99.1% (Cost $353,244,603)	449,292,875
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	4,268,549
	NET ASSETS - 100%	$453,561,424

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Foreign security.
(d)	American Depository Receipt
(e)	A portion of security is pledged as collateral for call option purchased.
(g)	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019

(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements,  products, intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2019, the cost of securities for Federal income tax purposes was $353,245,571. The net unrealized gain on securities held by the Fund was $96,047,305, including gross unrealized gain of $147,426,699 and gross unrealized loss of $51,379,394.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2019, the total amount of transfers between Level 3 and Level 2 was $979,998. The one investment

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019

(unaudited)

was transferred due to an initial public offering lock-up period and the values are being supported by significant observable inputs. There were no other transfers between these levels.

The following is a summary of the levels used as of December 31, 2019 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$92,700	—	$6,202,462	$6,295,162
Health Care Equipment & Supplies	—	—	792,749	792,749
Pharmaceuticals	—	—	1,499,999	1,499,999
Convertible Notes
Biotechnology	—	—	570,767	570,767
Health Care Equipment & Supplies	—	—	1,682,973	1,682,973
Common Stocks And Warrants
Biotechnology	307,258,197	$1,036,649	344,383	308,639,229
Drug Discovery Technologies	261,172	—	—	261,172
Health Care Equipment & Supplies	7,382,283	—	726,852	8,109,135
Health Care Providers & Services	489,397	—	135,763	625,160
Healthcare Services	1,475,634	—	—	1,475,634
Life Sciences Tools & Services	37,522,846	—	—	37,522,846
Pharmaceuticals	63,104,935	—	246	63,105,181
Exchange Traded Funds	4,230,320	—	—	4,230,320
Short-term Investment	—	7,474,000	—	7,474,000
Milestone Interests
Biotechnology	—	—	1,447,420	1,447,420
Health Care Equipment & Supplies	—	—	4,604	4,604
Pharmaceuticals	—	—	5,501,804	5,501,804
Other Assets	—	—	393,459	393,459
Total	$421,817,484	$8,510,649	$19,303,481	$449,631,614
Other Financial Instruments
Assets
Call Option Contracts Purchased	$54,720	$—	$—	$54,720

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019

(unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2019	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) level 3	Balance as of December 31, 2019
Convertible Preferred and Warrants
Biotechnology	$8,100,495	$(1,018,093)	$100,058	$—	$(979,998)	$6,202,462
Health Care Equipment & Supplies	792,749	—	—	—	—	792,749
Pharmaceuticals	1,499,999	—	—	—	—	1,499,999
Convertible Notes
Biotechnology	597,978	(82,017)	54,806	—	—	570,767
Health Care Equipment & Supplies	1,682,973	18,337	—	(18,337)	—	1,682,973
Common Stocks And Warrants
Biotechnology	374,616	(26,577)	—	(3,656)	—	344,383
Health Care Equipment & Supplies	678,729	48,123	—	—	—	726,852
Health Care Providers & Services	1,359,525	(744,459)	135,763	(615,066)	—	135,763
Pharmaceuticals	822	(576)	—	—	—	246
Milestone Interests
Biotechnology	1,444,178	3,242	—	—	—	1,447,420
Health Care Equipment & Supplies	4,567	37	—	—	—	4,604
Pharmaceuticals	5,543,708	(41,904)	—	—	—	5,501,804
Other Assets	391,097	—	2,362	—	—	393,459
Total	$22,471,436	$(1,843,887)	$292,989	$(637,059)	$(979,998)	$19,303,481

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2019:	($1,117,766)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at Decmeber 31, 2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$775,231	Income approach, Black-Scholes	Discount for lack of marketability	20.00%-50.00% (20.94%)
	6,884,569	Probability weighted expected return model	Discount rate Price to sales multiple	23.63%-52.67% (38.74%) 4.55x-12.86x (9.64x)
	2,697,992	Market approach, recent transaction	(a)	N/A
	1,462,639	Market comparable	Discount for lack of marketability Earnings ratio	15.00% (15.00%) 6.53x (6.53x)
	7,483,050	Probability adjusted value	Probability of events Timing of events	0.00%-100.00% (52.45%) 0.00-17.25 (3.37) years
$19,303,481

(a)              The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019

(unaudited)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 4% of the Fund’s net assets at December 31, 2019.

At December 31, 2019, the Fund had a commitment of $1,499,999 relating to additional investment in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2019. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16		$161,872	$249,688.00		$249,688
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		2,101,222	15.00		2,100,000
Series C Cvt. Pfd	12/10/18		808,848	3.59		808,848
Arkuda Therapeutics, Inc. Series A Cvt. Pfd	05/16/19		818,183	2.38		818,183
Cercacor Laboratories, Inc. Common	03/31/98	†	0	5.59		726,852
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18		1,499,999	1.10		1,499,999
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		1,846,901	1.51		601,910
Series III Cvt. Pfd	03/29/19		417,777	2.17		860,729
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
Galera Therapeutics, Inc. Common	08/30/18		980,062	11.88		1,036,649
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	01/21/16		960,650	0.83		792,659
Junior Preferred	01/21/16		1,566,291	0.00	††	90
Cvt. Promissory Note	03/28/17		285,910	100.00		285,294
Cvt. Promissory Note	11/21/17		95,267	100.00		95,083
Cvt. Promissory Note	01/11/18		190,228	100.00		190,166
Cvt. Promissory Note	02/06/18		190,166	100.00		190,166
Cvt. Promissory Note	09/05/18		237,708	100.00		237,708
Cvt. Promissory Note	01/28/19		185,849	100.00		185,849
Cvt. Promissory Note	04/10/19		51,858	100.00		51,858
Cvt. Promissory Note	05/10/19		81,882	100.00		81,881
Cvt. Promissory Note	07/01/19		113,205	100.00		113,205
Cvt. Promissory Note	08/29/19		37,000	100.00		37,000
Cvt. Promissory Note	09/27/19		214,763	100.00		214,763
Warrants (expiration 03/31/27)	03/28/17		331	0.00		0
Warrants (expiration 09/06/27)	09/05/18		0	0.00		0
Warrants (expiration 11/20/27)	11/21/17		87	0.00		0
Warrants (expiration 01/11/28)	01/11/18		29	0.00		0
Warrants (expiration 02/06/28)	02/06/18		0	0.00		0
Warrants (expiration 01/29/29)	01/28/19		0	0.00		0
Warrants (expiration 04/29/29)	04/10/19		0	0.00		0

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019

(unaudited)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
IlluminOss Medical, Inc. (continued)
Warrants (expiration 05/13/29)	05/10/19		$0	$0.00		$0
Warrants (expiration 07/02/29)	07/01/19		0	0.00		0
Warrants (expiration 08/29/29)	08/29/19		0	0.00		0
Warrants (expiration 09/27/29)	09/27/19		0	0.00		0
InnovaCare Inc. Escrow Shares	12/21/12	†	135,770	0.92		135,763
Neurovance Milestone Interest	03/20/17		3,417,500	57.87		1,970,762
Oculis SA, Series B2 Cvt. Pfd	01/16/19		990,902	8.60		1,012,610
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		750,652	0.00	††	115
Series B Cvt. Pfd	03/03/17		500,091	0.00	††	67
Cvt. Promissory Note	01/30/19		189,676	0.00	††	0
Cvt. Promissory Note	03/28/19		189,677	0.00	††	0
Cvt. Promissory Note	07/16/19		218,639	208.78		456,460
Cvt. Promissory Note	10/07/19		54,752	208.78		114,307
TargeGen Milestone Interest	07/20/10		0	3,281,354.00		3,281,354
Therachon Milestone Interest	07/01/19		1,409,779	1,447,420.00		1,447,420
Therox Milestone Interest	06/18/19		6,240	4,604.00		4,604
Vectivbio Holding AG Common	07/01/19	†	296,250	0.79		296,250
			$21,006,016			$19,898,292

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as a part of corporate action for a previously owned security.
††	Carrying value per unit is greater than 0.00 but less than 0.01